Variable Interest Entity (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2021
Nature of business and organization [Abstract]
Schedule of Condensed Balance Sheet
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Current assets	124,531,422	82,728,636	12,975,616
Property and equipment, net	362,130	24,385,762	3,824,798
Other noncurrent assets	472,662,535	493,404,511	77,388,289
Total assets	597,556,087	600,518,909	94,188,703
Total liabilities	(258,081,528)	(614,667,803)	(96,407,893)
Net assets	339,474,559	(14,148,894)	(2,219,190)
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Current liabilities:
Accounts payable	24,921,108	15,072,302	2,364,023
Deferred revenues	10,475,681	9,713,168	1,523,467
Other payables and accrued liabilities	4,287,545	9,240,553	1,449,339
Other payables – related parties	—	12,725,539	1,995,944
Current portion of shareholder loans	62,244,928	20,000,000	3,136,910
Operating lease liabilities	366,794	108,556	17,027
Taxes payable	9,452,749	5,858,717	918,914
Intercompany payable*	122,842,378	474,812,478	74,472,211
Total current liabilities	234,591,183	547,531,313	85,877,835
Non-current shareholder loan	22,016,710	67,136,490	10,530,058
Operating lease liabilities – noncurrent	120,033	—	—
Deferred tax liabilities, net	1,353,602	—	—
Total liabilities	258,081,528	614,667,803	96,407,893

Schedule of Condensed Income Statement
	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Operating revenues	319,181,424	336,709,317	202,340,230	31,736,159
Gross profit	173,013,581	122,273,631	30,883,606	4,843,955
Income (loss) from operations	122,754,439	55,174,632	(25,262,236)	(3,962,269)
Net income (loss)	110,135,996	46,233,277	(159,401,372)	(25,001,392)

Schedule of Condensed Cash Flow Statement
	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Net cash provided by operating activities	193,845,889	127,238,346	44,560,277	6,989,080
Net cash used in investing activities	(126,445,437)	(109,815,861)	(49,269,310)	(7,727,671)
Net cash (used in) provided by financing activities	(40,770,037)	(50,000)	2,929,456	459,472
Effect of exchange rate on cash and cash equivalents	(327,988)	1,479,386	(1,061,729)	(166,527)
Net increase in cash and cash equivalents	26,302,427	18,851,871	(2,841,306)	(445,646)
Cash and cash equivalents, beginning of year	14,095,423	40,397,850	59,249,721	9,293,053
Cash, cash equivalents and restricted cash, end of year	40,397,850	59,249,721	56,408,415	8,847,407

Schedule of cash, cash equivalents and restricted cash
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash and cash equivalents	40,397,850	59,249,721	55,965,855	8,777,993
Restricted cash	—	—	442,560	69,414
Total cash, cash equivalents and restricted cash	40,397,850	59,249,721	56,408,415	8,847,407